Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CIS
Entity Registrant Name	CAMELOT INFORMATION SYSTEMS INC.
Entity Central Index Key	0001487295
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	177,621,367

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 57,128	$ 140,356
Restricted cash	4,626	6,932
Billed accounts receivable, net of allowance for doubtful accounts of US$14 and US$2,726 as of December 31, 2010 & 2011, respectively	47,834	43,072
Unbilled accounts receivable, net of allowance for doubtful accounts of US$390 and US$927 as of December 31,2010 & 2011, respectively	87,212	62,624
Term deposits	45,318	160
Inventories	576	1,634
Deferred costs	1,396	32
Deferred tax assets-current	1,930	1,088
Prepaid expenses and other current assets	15,757	11,420
Total current assets	261,777	267,318
Property and equipment, net	4,673	4,680
Intangible assets, net	18,250	26,631
Deferred tax assets-noncurrent	1,197	71
Project deposits	74	79
Rental deposits and other noncurrent assets	1,427	1,457
Goodwill	27,998	41,229
Total assets	315,396	341,465
Current liabilities:
Short term borrowings	8,847	11,566
Accounts payable	20,041	18,610
Deferred revenue	8,391	5,598
Income taxes payable	10,548	9,580
Accrued expenses and other payables	23,272	19,088
Consideration payable in connection with business
Consideration payable in connection with business acquisitions and debt extinguishment	5,132	15,594
Total current liabilities	76,231	80,036
Borrowings, less current portion	378	403
Deferred tax liabilities	2,871	4,303
Contingent consideration in relation to business acquisitions	2,822	2,307
Other non-current liabilities	1,006	1,139
Total liabilities	83,308	88,188
Commitments and contingencies (Note 21)
Camelot Information Systems Inc. shareholders' equity:
Ordinary shares (451,925,654 shares authorized as of December 31, 2010 and 2011; 179,610,128 shares issued and outstanding as of December 31, 2010; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011, respectively)
Additional paid-in capital	189,094	177,467
Statutory reserves	10,527	8,241
Retained earnings	10,440	53,550
Accumulated other comprehensive income	21,684	13,456
Total Camelot Information Systems Inc. shareholders' equity	231,745	252,714
Noncontrolling interest	343	563
Total equity	232,088	253,277
Total liabilities and equity	$ 315,396	$ 341,465

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Billed accounts receivable, allowance for doubtful accounts	$ 2,726	$ 14
Unbilled accounts receivable, allowance for doubtful accounts	$ 927	$ 390
Ordinary shares, shares Authorized	451,925,654	451,925,654
Ordinary shares, shares issued	182,762,475	179,610,128
Ordinary shares, shares outstanding	177,621,367	179,610,128

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 227,120	$ 192,863	$ 118,003
Cost of revenues (including share-based compensation of US$147, US$136 and US$1,463 for the years ended December 31, 2009, 2010 and 2011 respectively)	(167,520)	(130,862)	(81,976)
Gross profit	59,600	62,001	36,027
Operating expenses:
Selling and marketing expenses (including share-based compensation of US$158, US$354 and US$7,427 for the years ended December 31, 2009, 2010 and 2011 respectively)	(20,263)	(11,138)	(6,199)
General and administrative expenses (including share-based compensation of US$938, US$2,434 and US$10,476 for the years ended December 31, 2009, 2010 and 2011 respectively)	(45,065)	(21,605)	(12,627)
Research and development costs	(5,956)	(2,741)	(1,496)
Loss on impairment of intangible assets	(8,552)
Loss on impairment of goodwill	(21,457)
Changes in fair value of contingent consideration for business acquisitions	(1,669)	(3,880)	(549)
Total operating expenses	(102,962)	(39,364)	(20,871)
Government subsidies	255	123	56
Income (loss) from operations	(43,107)	22,760	15,212
Interest expense	(935)	(475)	(96)
Interest income	1,194	498	118
Gain on short-term investment			44
Income (loss) before provisions for income taxes	(42,848)	22,783	15,278
Provisions for income taxes (benefit)	1,791	(4,100)	(2,241)
Net income (loss)	(41,057)	18,683	13,037
Less: Net (income)loss attributable to noncontrolling interest	233	(86)	(71)
Net income (loss) attributable to Camelot Information Systems Inc.	$ (40,824)	$ 18,597	$ 12,966
Net income (loss) attributable to Camelot Information Systems Inc. ordinary shareholders
Basic	$ (0.23)	$ 0.12	$ 0.1
Diluted	$ (0.23)	$ 0.11	$ 0.1
Weighted average shares used in calculating net income/(loss) per ordinary share
Basic	179,954,056	128,663,415	82,035,859
Diluted	179,954,056	165,258,030	133,017,168

Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of Sales
Share-based compensation	$ 1,463	$ 136	$ 147
Selling and Marketing Expense
Share-based compensation	7,427	354	158
General and Administrative Expense
Share-based compensation	$ 10,476	$ 2,434	$ 938

Consolidated Statements of Equity and Comprehensive Income (USD $) In Thousands, except Share data	Total USD ($)	Agree USD ($)	Tansun USD ($)	Follow-on public offering USD ($)	Dimension USD ($)	Series A preferred Shares USD ($)	Series B preferred Shares USD ($)	Ordinary Shares	Ordinary Shares Yinfeng	Ordinary Shares Agree	Ordinary Shares Debt extinguishment	Ordinary Shares Follow-on public offering	Ordinary Shares Dimension	Shares to be issued USD ($)	Shares to be issued Yinfeng USD ($)	Shares to be issued Tansun USD ($)	Shares to be issued Debt extinguishment USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Yinfeng USD ($)	Additional paid-in capital Agree USD ($)	Additional paid-in capital Debt extinguishment USD ($)	Additional paid-in capital Follow-on public offering USD ($)	Additional paid-in capital Dimension USD ($)	Statutory reserves USD ($)	Retained earnings USD ($)	Accumulated other comprehensive income USD ($)	Total Camelot Information System Inc. shareholder's equity USD ($)	Total Camelot Information System Inc. shareholder's equity Agree USD ($)	Total Camelot Information System Inc. shareholder's equity Tansun USD ($)	Total Camelot Information System Inc. shareholder's equity Follow-on public offering USD ($)	Total Camelot Information System Inc. shareholder's equity Dimension USD ($)	Non-controlling interest USD ($)	Total comprehensive income (loss) USD ($)
Beginning Balance at Dec. 31, 2008	$ 86,493					$ 28,725	$ 5,000							$ 3,270				$ 11,643						$ 2,964	$ 27,264	$ 7,191	$ 86,057					$ 436
Beginning Balance (in shares) at Dec. 31, 2008						44,055,018	4,019,328	76,774,814
Issuance of ordinary shares in connection with business acquisition (in shares)									1,000,000	4,866,180
Issuance of ordinary shares in connection with business acquisition		6,095	5,760												(1,218)	5,760			1,218	6,095								6,095	5,760
Ordinary shares to be issued in connection with settlement of contingent consideration for acquisition of Yinfeng	3,223													3,223													3,223
Share based compensation	1,243																	1,243									1,243
Transfer to statutory reserve																								1,439	(1,439)
Dissolution of Ruiyin	(63)																															(63)
Foreign currency translation adjustment	169																									156	156					13	169
Net (loss) income	13,037																								12,966		12,966					71	13,037
Ending Balance at Dec. 31, 2009	115,957					28,725	5,000							11,035				20,199						4,403	38,791	7,347	115,500					457	13,206
Beginning Balance (in shares) at Dec. 31, 2009						44,055,018	4,019,328	82,640,994
Issuance of ordinary shares (in shares)											7,932,000	4,296,120
Issuance of ordinary shares				19,949													(11,035)				11,035	19,949								19,949
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)						(44,055,018)	(4,019,328)	48,074,346
Conversion of preferred shares upon the initial public offering ("IPO")						(28,725)	(5,000)											33,725
Issuance of ordinary shares upon IPO net of issuance cost of US$4,140 (in shares)								36,666,668
Issuance of ordinary shares upon IPO net of issuance cost of US$4,140	89,635																	89,635									89,635
Share based compensation	2,924																	2,924									2,924
Transfer to statutory reserve																								3,838	(3,838)
Foreign currency translation adjustment	6,129																									6,109	6,109					20	6,129
Net (loss) income	18,683																								18,597		18,597					86	18,683
Ending Balance at Dec. 31, 2010	253,277																	177,467						8,241	53,550	13,456	252,714					563	24,812
Ending Balance (in shares) at Dec. 31, 2010								179,610,128
Issuance of ordinary shares in connection with business acquisition (in shares)													1,152,352
Issuance of ordinary shares in connection with business acquisition					5,341																		5,341								5,341
Repurchase of ordinary shares (in shares)								(8,473,600)
Repurchase of ordinary shares	(14,415)																	(14,415)									(14,415)
Options exercised (in shares)								5,332,492
Options exercised	1,335																	1,335									1,335
Share based compensation	19,366																	19,366									19,366
Transfer to statutory reserve																								2,286	(2,286)
Dissolved of Yantai	32																															32
Foreign currency translation adjustment	8,209																									8,228	8,228					(19)	8,209
Net (loss) income	(41,057)																								(40,824)		(40,824)					(233)	(41,057)
Ending Balance at Dec. 31, 2011	$ 232,088																	$ 189,094						$ 10,527	$ 10,440	$ 21,684	$ 231,745					$ 343	$ (32,848)
Ending Balance (in shares) at Dec. 31, 2011								177,621,372

Consolidated Statements of Equity and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issuance of ordinary shares, issuance cost	$ 4,140
Follow-on public offering
Issuance of ordinary shares, issuance cost

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (41,057)	$ 18,683	$ 13,037
Adjustments to reconcile net income to net cash Provided by (used in) operating activities:
Depreciation of property and equipment	1,087	962	634
Amortization of intangible assets	5,285	6,309	3,860
Deferred income taxes	(4,060)	(1,324)	(738)
Share-based compensation	19,366	2,924	1,243
Provision for bad debts	3,235	15	106
Impairment loss on intangible assets	8,552
Impairment loss on goodwill	21,457
(Gains)/loss on disposal of property and equipment	20	(1)	13
Loss on short-term investment			(44)
Changes in fair value of contingent consideration for acquisition of Tansun and Dimension	1,669	3,880	549
Changes in operating assets and liabilities:
Accounts receivable	(23,364)	(33,937)	(12,849)
Inventories	1,094	(740)	57
Deferred cost	(1,385)	562	299
Prepaid expenses and other current assets	(3,296)	(4,336)	(1,513)
Project deposits	9	519	(68)
Rental deposits and other noncurrent assets	75	(480)	(644)
Accounts payable	(406)	7,500	3,857
Deferred revenue	2,535	(2,200)	1,116
Income taxes payable	459	3,866	1,464
Accrued expenses and other payables	3,985	6,554	1,172
Other non-current liabilities	(61)	1,139
Net cash provided by (used in) operating activities	(4,801)	9,895	11,551
Cash flows from investing activities:
Maturity (purchase) of term deposits, net	(44,785)	139	(299)
Deposit (release) of restricted cash, net	2,743	(4,365)	730
Purchases of businesses, net of cash acquired of US$3,470, nil and US$1,506 in 2009, 2010 and 2011, respectively	(11,430)	(8,359)	(6,458)
Purchase of property and equipment	(867)	(1,439)	(408)
Repayment of loan to unrelated parties	13	248	242
Proceeds from disposal of property and equipment	29	29
Proceeds from sales of short-term investment			206
Net cash used in investing activities	(54,297)	(13,747)	(5,987)
Cash flows from financing activities:
Distribution to noncontrolling interest shareholder upon dissolution of Ruiyin			(63)
Proceeds from borrowings	9,205	11,691	8,830
Repayment of borrowings	(12,230)	(9,311)	(3,976)
Proceeds from initial public offering		93,775
Payment of issuance cost related to initial public offering	(1,242)	(2,957)	(264)
Proceeds from follow-on offering		19,949
Reimbursed issuance cost from follow-on offering	836
Proceeds from exercise of share options	1,335
Repurchase of ordinary shares	(14,415)
Payment of deferred consideration for acquisitions	(7,961)	(4,252)
Payment of reimbursable issuance cost related to follow-on offering	(694)	(141)
Net cash provided by (used in) financing activities	(25,166)	108,754	4,527
Effect of exchange rate changes	1,036	1,634	813
Net increase in cash and cash equivalents	(83,228)	106,536	10,904
Cash and cash equivalents, beginning of year	140,356	33,820	22,916
Cash and cash equivalents, end of year	57,128	140,356	33,820
Supplemental disclosure of cash flow information:
Income taxes paid	(1,860)	(1,837)	(1,515)
Interest paid	(935)	(475)	(96)
Non-cash investing activities:
Ordinary shares issued in connection with business acquisitions of VLife, Harmonation, Yinfeng, Agree, Dimension (Note 16)	5,341		7,313
Ordinary shares to be issued in connection with business acquisitions of Yinfeng and Tansun (Note 16)			5,760
Ordinary shares to be issued in connection with settlement of contingent consideration for acquisition of Yinfeng (Note 16)			3,223
Consideration payable in connection with business acquisitions	$ 3,145		$ 8,790

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Purchases of businesses, cash acquired	$ 1,506	$ 3,470

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Camelot Information Systems Inc. (the "Company") was incorporated in the British Virgin Islands ("BVI") on November 28, 2000 as a limited liability company under the International Business Companies Act.

The Company and its subsidiaries (collectively, the "Group") are primarily engaged in the provision of information technology services ("IT services").  As of December 31, 2011, the Company's subsidiaries included the following:

		Later of
	Place of	incorporation/	Percentage of
Name of Subsidiary	establishment	acquisition date	legal ownership
			%

Nanjing Camelot Information Systems Engineering Co. Ltd.	People's Republic of China	January 18, 2000	100
("NCIS")	("PRC" or "China")
Beijing Camelot Technology Co., Ltd. ("Camelot Beijing")	PRC	March 12, 2001	100
Beijing Heng En Technology Co., Ltd. ("Beijing Heng En")	PRC	December 31, 2002	100
Shanghai Camelot Software Co., Ltd. ("Shanghai Camelot")	PRC	September 30, 2004	100
Entoh Digital Co., Ltd. ("Entoh")	Japan	January 1, 2006	100
Dalian Yuandong Digital Co., Ltd. ("Dalian Yuandong")	PRC	January 1, 2006	100
Bayshore Consulting & Services Co., Ltd. ("Bayshore")	PRC	January 1, 2006	100
Triumph Consulting & Services Co., Ltd. ("Triumph")	BVI	January 1, 2006	100
Konwell Technologies Ltd. ("Konwell")	BVI	January 1, 2006	100
Beijing Faceita Information System Ltd. ("Faceita")	PRC	January 1, 2006	100
Asialink Information Technologies (Shanghai) Co., Ltd. ("Asialink")	PRC	January 1, 2006	100
Kings Consulting Services Limtied	Hong Kong	January 1, 2006	100
(Formerly King's Trading Co) ("King's")
Taiwan Camelot Information Inc. ("Taiwan Camelot")	Taiwan	September 28, 2006	100
Hwawei Digital Financial Technologies Co., Ltd. ("Hwawei")	Taiwan	January 1, 2007	100
Jiaxing Camelot Software Company Limited ("Jiaxing Camelot")	PRC	July 17, 2007	100
Beijing Red River Valley Information Technology Co., Ltd.	PRC	February 1, 2008	100
("Red River Valley")
Beijing Yinfeng Technology Development Co., Ltd. ("Yinfeng")	PRC	April 1, 2008	100
VLife Technology Co., Ltd. ("VLife")	Taiwan	April 7, 2008	100
VLife Technology (Shang Hai) Co., Ltd. ("Weisong")	PRC	April 7, 2008	100
Vlife International Corp. Ltd. ("Samoa")	Samoa	April 7, 2008	100
Shanghai Camelot Information Technology Co., Ltd ("SCIT")	PRC	May 8, 2008	100
Harmonation Inc. ("Harmonation")	Taiwan	July 7, 2008	85.47
Camelot Information Technology. Co., Ltd. ("Huaqiao")	PRC	June 29, 2009	100
Kunshan Kesuo Information Consulting Co., Ltd. ("Kunshan")	PRC	August 13, 2009	100
Zhuhai Agree Technology Co., Ltd. ("Agree Zhuhai")	PRC	July 1, 2009	100
Beijing Agree Technology Development Co., Ltd. ("Agree Beijing")	PRC	July 1, 2009	100
Shanghai Agree Technology Development Co., Ltd. ("Agree Shanghai")	PRC	July 1, 2009	100
Beijing Tansun Software Technology Co., Ltd. ("Tansun Beijing")	PRC	December 30, 2009	100
Xiamen Rella Software Technology Development Co., Ltd.	PRC	December 30, 2009	100
("Xiamen Rella")
Kunshan Asialink Information Technology Co., Ltd. ("Asialink Kunshan")	PRC	March 22, 2010	100
Dimension Information Technology Co., Ltd. ("Dimension")	PRC	January 1, 2011	100
Camelot Information Technology Consulting (Wuxi) Co., Ltd ("Wuxi")	PRC	July 14, 2011	100
Camelot Financial Information Technology Services Co., Ltd ("CFITS")	PRC	December 19, 2011	100

In 2011, to streamline the Corporate Structure, the Company dissolved Yantai Q.B. Eleven Outsourcing Service Company (“Yantai”) and Camelot Japan Co., Ltd. (“Across Japan”) since bothsubsidiaries did not have substantive business operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group were prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned and majority owned subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the financial statements and accompanying notes.  Actual results could differ from those estimates.  Significant accounting estimates reflected in the Group's consolidated financial statements include revenue recognition, valuation allowance for deferred tax assets, collectability of accounts receivable, estimated useful lives and impairment of property and equipment, goodwill and other intangible assets, and fair value of share options and ordinary shares.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have remaining maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

Restricted cash

The Group is required to maintain certain deposits with banks so that bank guarantee letters can be issued to the Group for the purpose of trading transactions.  Cash held in such accounts is normally restricted for a period of three months.

Fair value

The Company follows the provisions of ASC 820, Fair Value Measurements and Disclosures in determining and disclosing certain fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market‑based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three‑tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I - Observable inputs such as quoted prices in active markets for identical, unrestricted assets, or liabilities.

Level II - Quoted prices for similar assets or liabilities, or inputs other than quoted prices in active markets that are observable, either directly or indirectly.

Level III - Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option‑pricing models, discounted cash flows models, and similar techniques.

Financial instruments

The Group's financial instruments include cash and cash equivalents, restricted cash, short-term investment, accounts receivable, term deposits, accounts payable, and bank borrowings.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, term deposits, and accounts payable approximate their fair values due to short-term maturities.

The carrying amounts of bank borrowings approximate their fair values as the bank borrowings bear variable interest rates which approximate the market interest rate.

Allowance for doubtful accounts

Accounts receivables represent those receivables derived in the ordinary course of business.  The Group establishes an allowance for doubtful accounts  based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined using the weighted average method.  Inventories include raw materials and consumables and hardware purchased from third party vendors.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	30 years
Furniture and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease terms or estimated useful lives

Acquired intangible assets with definite lives

Acquired intangible assets, other than goodwill, are initially measured and recorded at their fair values.  Customer relationships, SAP certificate and contract backlogs are amortized based on the estimated attrition pattern of the acquired intangibles. System software, completed technology and non-compete agreement are amortized based on straight-line method or sum of the years digits method over the following estimated economic lives:

Customer relationships	3-10 years
SAP certificate	3.8 years
Contract backlogs	0.3-3.5 years
System software	10 years
Completed technology	2.25-10 years
Non-compete agreement	3 years

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the fair values of the assets.

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that they might be impaired. Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Project deposits

Project deposits represent the amounts paid by the Group to certain customers to guarantee fulfillment of all the terms of contracts.  The deposits will be refunded by the customers once the contract terms are fulfilled.  Historically, deposits were returned as the Group met defined performance goals, service levels and completion schedules as set forth in the contracts.

Research and development

Research and development costs consist of expenditures incurred in the development of new software modules and products, either as part of the internally used software or in conjunction with anticipated customer projects.  Technological feasibility for the Company's software products is reached shortly before the products are released for sale.  To date, costs incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Group has expensed all research and development costs when incurred.

Revenue recognition

The Group provides its services through two services lines: (i) enterprise application services and (ii) financial industry IT services.  Enterprise application services primarily consist of packaged software implementation, software application development, support and maintenance services.  Financial industry IT services primarily consist of system software support and maintenance, application software development and implementation services as well as consulting services in the financial industry, principally for banks and insurance companies.

Revenues are generated from either fixed-price or time-and-expense contracts.  Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense contracts

Revenues from time-and-expense contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met.  Under time-and-expense contracts, the Group is reimbursed for actual hours incurred at negotiated hourly billing rates.  Customers may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate.  The rights to software developed by the Group on behalf of its customers belong to the customers and the Group does not have the option to acquire such rights from its customers.  Net revenues recognized for time-and-expense contracts totaled US$59,667, US$99,071 and US$121,762 for the years ended December 31, 2009, 2010 and 2011, respectively.

Revenue recognition - continued

Fixed-price contracts

Revenues from service-only fixed-price contracts require the Group to perform services for systems design, planning and consulting throughout the contractual period, which is generally less than one year.  Revenues from this type of arrangements are generally recognized using the proportional performance method based on the proportion of actual service hours incurred to the budgeted total service hours.  All of the Group's service offerings are similar in nature and the Group has a long history of providing these services resulting in its ability to reasonably estimate the service hours expected to be incurred on each project, and there are no retention provisions.

To date, the Group has not incurred a material loss on any contracts.  However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

The Group, under some contracts, is subject to payment penalties if it fails to complete the projects within a specified period of time.  To date, the Company has not incurred a material penalty on any contracts.  However, as a matter of policy, the Group considers contract provisions for penalties when estimating the total revenue on a contract and evaluates such provisions throughout the life of the contract.

The Group also enters into multiple-element fixed-price arrangements, in which the deliverables mainly include licenses of self-developed core software and third-party software, and related services such as customization, modification, implementation and integration ("project services") and support and maintenance services which include bug fixes, technical support via telephone and site visit, and unspecified upgrades on a when-and-if-available basis.

The Group accounts for a deliverable in an arrangement of multiple elements as a separate unit of accounting when the following criteria are met.

• The functionality of the delivered element(s) is not dependent on the undelivered element(s);
•
There is vendor-specific objective evidence (VSOE) of fair value of the undelivered element(s).  VSOE of fair value is based on the price charged when the deliverable is sold separately by the Group on a regular basis; and

• Delivery of the delivered element(s) represents the culmination of the earnings process for that element(s).

In some cases, the VSOE of fair value of the support and maintenance services, which is the last element to be delivered, is established based on standalone sales, however, no such evidence exists for other elements.  For these arrangements, under the residual method, the amount of consideration allocated to elements other than the support and maintenance services equals the total arrangement consideration less the VSOE of fair value of the support and maintenance services, which is deferred and recognized as revenue using the proportional performance method over the project services period.  The proportional performance is determined based on the proportion of actual service hours incurred to the budgeted service hours.  When revenue is deferred, the related cost is also deferred.  The arrangement consideration allocated to the support and maintenance services is recognized as revenue ratably over the support and maintenance services period, which is usually one to two years.

When the VSOE of fair value of the support and maintenance services does not exist, the entire arrangement is accounted for as one accounting unit resulting in revenue being recognized on a straight line basis over the support and maintenance services period once the support and maintenance services are the only undelivered element.  Accordingly, the accumulated contract cost is deferred and recognized as cost of revenue ratably over the same period as revenue is recognized.

Net revenues recognized for fixed-price contracts totaled US$58,336, US$93,792 and US$105,358 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group reports revenues net of applicable business taxes and the related surcharges.  The Company's subsidiaries in the PRC are subject to a 5% business tax and related surcharges on the revenues earned from providing services, except for that Camelot Nanjing qualified for business tax at 3%.  Business taxes and the related surcharges for the years ended December 31, 2009, 2010 and 2011 were US$3,865, US$6,391 and US$7,017 respectively, and were recorded as a reduction of revenues.

The Group receives value added taxes ("VAT") rebates from tax authority as an incentive to encourage certain high-tech industries. VAT rebates are recorded as revenue when the Group pays the relevant VAT and properly files the rebate application to tax authority when the related rebates become receivable. The Group has recorded US$11, US$430, and US$271of VAT rebate in revenue for the years ended December 31, 2009, 2010 and 2011, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

Government subsidies

Subsidies are recorded as a liability when received and recognized as other operating income over the periods in which the Group recognizes the related costs for which the subsidies are intended to compensate.  If the costs for which the subsidy is intended to compensate have already been incurred, the Group reports the subsidies as other operating income when received.

Advertising costs

Advertising costs are expensed as incurred and such expenses were minimal for the periods presented. Advertising costs have been included as part of selling and marketing expenses.

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the leasing company are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.  Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Group did not identify significant unrecognized tax benefits for years ended December 31, 2009, 2010 and 2011.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the Group's unrecognized tax benefits did not change significantly within 12 months from December 31, 2011.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar").  The financial records of the Company's subsidiaries located in the PRC, Japan, Taiwan and Hong Kong are maintained in their local currencies, the Renminbi ("RMB"), Japanese Yen ("Yen"), Taiwan Dollars ("NT$") and Hong Kong Dollars ("HK$"), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB, Yen, NT$ and HK$ translate their operating results and financial position into the U.S. dollar, the Company's reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of equity and comprehensive income.

Significant risks and uncertainties

Foreign currency risk

RMB is not freely convertible into other currencies.  All foreign exchange transactions involving RMB must take place through the People's Bank of China or other institutions authorized to trade foreign currency.  The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the People's Bank of China that are determined largely by supply and demand.  The Group's cash, term deposit and restricted cash balances in RMB as of December 31, 2009, 2010 and 2011 were RMB186, 999,368, RMB202, 722,790 and RMB436, 430,586 respectively.

During the presented periods, the Group also incurred foreign currency risk on sales denominated in U.S. dollars and Japanese Yen.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, accounts receivable and term deposits.  The Group places the majority of its cash and term deposits with financial institutions located in the PRC and the United States of America.  The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers.

Details of customers accounting for 10% or more of total net revenues were as follows:

	Years ended December 31,
	2009	%	2010	%	2011	%

Customer A	37,315	32	64,987	34	77,387	34

Details of customers accounting for 10% or more of accounts receivable were as follows:

	As of December 31,
	2010	%	2011	%

Customer A	35,843	34	50,528	37

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.  Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Group's convertible preferred shares were participating securities as the preferred shares participated in undistributed earnings on an as-converted basis.  Accordingly, the Group used the two-class method of computing net income per share, for ordinary and preferred shares according to their participation rights in undistributed earnings.  Under this method, undistributed net income was allocated on a pro rata basis to the ordinary and preferred shares to the extent that each class would share net income for the period.

The Group had convertible preferred shares and employee share options which could potentially dilute basic earnings per share for the periods presented.  To calculate the number of shares for diluted net income per share, the effect of the convertible preferred shares was computed using the as-converted method and the effect of the employee share options was computed using the treasury stock method.

The net income per share information for all periods presented has reflected the 4-for-1 stock split effected in May 2010 (See Note 16 "Ordinary shares ").

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis, over the requisite service period of the award, which is generally the vesting period of the award.  The amount of compensation expenses recognized for any period is not less than the portion of the grant date fair value of the options vested during that period.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

A change in any of the terms or conditions of share options is accounted for as a modification of the share incentive plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Segment reporting

The Group's chief operating decision maker has been identified as the Chief Executive Officer ("CEO"), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.  The Group has one operating segment.  The Group's revenue and net income are substantially derived from enterprise application services and financial industry IT services.

The following table summarizes the Group's net revenues and long-lived assets in different geographic locations in U.S. dollars:

	Years ended December 31,
	2009	2010	2011

Net revenues
PRC	88,790	160,897	195,076
Taiwan	16,777	14,963	9,036
Japan	11,642	14,663	21,120
Others	794	2,340	1,888
Total	118,003	192,863	227,120

	As of December 31,
	2010	2011
Long-lived assets
PRC	66,213	49,042
Taiwan	6,098	1,649
Others	1,765	1,731
Total	74,076	52,422

Geographic area information for net revenues is summarized based on the countries in which the customers are located.

The following table summarizes the Group’s net revenues by service line:

	Years ended December 31,
	2009	2010	2011

Enterprise application services	78,525	126,396	158,733
Hardware and software product	898	159	448

Total enterprise application services	79,423	126,555	159,181

Financial industry services	34,920	59,012	59,486
Hardware and software product	3,660	7,296	8,453

Total financial industry services	38,580	66,308	67,939

Total net revenues	118,003	192,863	227,120

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recently issued accounting standards not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•
Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•
Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•
Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring  the fair value of a controlling interest) are not permitted in a fair value measurement.

•
Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)
For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Company does not expect the adoption of these pronouncements to have a significant effect on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of the guidance to have a material effect on its consolidated financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

3.	ACQUISITIONS

Agree

In July 2009, the Group acquired 100% equity interest of Agree Zhuhai and its affiliates (collectively, "Agree").  The initial consideration included US$7,320 in cash and 4,866,180 ordinary shares of the Company with a fair value of US$1.25 per share estimated by American Appraisal, an independent valuation firm, on the acquisition date.  In addition, the Group agreed to pay a performance-based consideration to Agree in cash between RMB63,000,000 (approximately US$9,265) and RMB75,000,000 (approximately US$11,029) no later than January 1, 2012 as determined using a specified formula based on Agree's earnings in 2009 and 2010, of which the fair value on the acquisition date was US$8,303 estimated by American Appraisal.  Therefore the total consideration was US$21,718.  The cash portion was fully paid in July 2009 and the ordinary shares were issued in September 2009.  Agree provides comprehensive software solutions for automating teller systems and branch operations to customers in the financial services industry in China through developing financial software platforms and applications.  The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Agree have been included in the Group's consolidated financial statements since the date of acquisition. US$8,082 of net revenues generated by Agree in the year of 2009 was included in the Group's consolidated statement of operations for 2009.

The purchase consideration of US$21,718 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives
Cash	1,635
Restricted Cash	739
Accounts receivable	6,656
Inventory	55
Other current assets	785
Property and equipment, net	426
Intangible assets:
Trade name	4,285	Indefinite
Contract backlogs	642	1 year
Customer relationships	5,239	4.5 years
Other current liabilities	(2,619)
Deferred tax liabilities	(1,026)
Goodwill	4,901

Total	21,718

Tansun

On December 30, 2009, the Group acquired 100% equity interest of Tansun Beijing and its affiliates (collectively "Tansun").  The initial consideration included US$8,790 in cash and 3,932,000 ordinary shares of the Company with a fair value of US$1.47 per share estimated by American Appraisal, an independent valuation firm, on the acquisition date.  In addition, the Group agreed to pay a performance-based consideration in cash up to RMB40,000,000 (approximately US$5,860) as determined using a specified formula based on Tansun's earnings in 2010 and 2011, of which the fair value on the acquisition date was US$3,969 estimated by American Appraisal.  Therefore the total consideration was US$18,519.  The cash portion US$ 8,359 was paid during 2010 and the ordinary shares were issued in May 2010. Tansun provides core business and enterprise software solutions and services for the financial services industry in China, including the consultation, design, development, implementation, testing and maintenance for key functions, such as corporate loan, risk management, supply chain financing, commercial loan, cash management, and internal collaboration and workflow.  The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Tansun have been included in the Group's consolidated financial statements since the date of acquisition.

The purchase consideration of US$18,519 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Cash	1,835
Accounts receivable	3,539
Other current assets	705
Property and equipment, net	1,088
Intangible assets:
Trade name	3,024	Indefinite
Contract backlogs	584	3.5 year
Customer relationships	2,580	4 years
Completed technology	3,602	5 years
Bank borrowings	(1,428)
Other current liabilities	(3,978)
Bank borrowings, less current portion	(374)
Deferred tax liabilities	(1,379)
Goodwill	8,721

Total	18,519

As of December 31, 2011, the Company had paid RMB7,500,000 (approximately US$1,176) in the year of 2011, and the remaining RMB12,500,000 (approximately US$1,986) was reflected in consideration payable in connection with business acquisition as of December 31, 2011 (see note 14).

Dimension

On January 1, 2011, the Company acquired 100% equity interest of Dimension InfoTech Co. Ltd and its affiliates (collectively, "Dimension"), which provide SAP project implementation and SAP-based customized solutions. The initial consideration includes US$4,000 in cash and 1,152,352 ordinary shares of the Company with a fair value of US$5,341 based on the closing market price of the Company's ADSs on the acquisition date. 30% of the ordinary shares are restricted from transfer or sale for one year from the acquisition date and 70% are restricted from transfer or sale for two years from the acquisition date. In addition, the Company agreed to pay a performance-based contingent consideration to Dimension in cash as determined using a specified formula based on Dimension’s earnings in 2011 and 2012, of which the fair value on the acquisition date was US$5,155 estimated by American Appraisal. As a result, the total consideration as of the date of acquisition was US$14,496. The cash portion US$ 4,000 was paid during 2011 and the ordinary shares were issued in August 2011.

The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Dimension have been included in the Group’s consolidated financial statements since the date of acquisition.

The purchase consideration of US$14,496 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Cash	1,506
Term deposits	303
Accounts receivable	3,593
Prepaid expenses and other receivable	1,021
Property and equipment, net	146
Intangible assets:
Trade name	2,197	Indefinite
Contract backlogs	641	1 year
Customer relationships	727	5 years
Non-compete agreement	782	3 years
Accounts payable	(1,091)
Deferred revenue	(129)
Income taxes payable	(79)
Accrued expenses and other payables	(982)
Deferred tax liabilities	(652)
Goodwill	6,513

Total	14,496

As of December 31, 2011, since Dimension reached the aforementioned earnings requirement for 2011, RMB19,800,000 (approximately US$3,147) was reflected in consideration payable in connection with business acquisition as of December 31, 2011 (see note 14).

No supplemental information on a pro forma basis has been presented for the above acquisitions as such information is not available without unreasonable effort and cost.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE

4.	ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2010	2011

Billed receivable	42,584	48,719
Notes receivable	502	1,841
Less: Allowance for doubtful accounts	(14)	(2,726)

Billed accounts receivable, net	43,072	47,834

Unbilled receivable	63,014	88,139
Less: Allowance for doubtful accounts	(390)	(927)

Unbilled accounts receivable, net	62,624	87,212

Notes receivable represents bank acceptance bills, which are transferable and has short term maturity.

Unbilled receivables represent amounts earned under contracts in progress but not billable at the respective balance sheet dates.  These amounts become billable according to the contract terms, which usually consider the achievement of certain milestones or the completion of the project.

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011

Balance at beginning of year	795	404
Provision for doubtful accounts	15	3,235
Write-offs	(403)	(25)
Exchange rate differences	(3)	39

Balance at end of year	404	3,653

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
5.	INVENTORIES

Inventory consisted of the following:
	As of December 31,
	2010	2011

Raw material and consumables	110	115
Third-party hardware	1,524	461

Total	1,634	576

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Advances to suppliers	6,115	10,617
Advances to employees	2,687	2,678
Tender and other utility deposit	948	758
Reimbursable follow-on offering costs	836	-
Prepaid rental	301	353
Interest receivable	-	335
Tax refund	-	435
Others	533	581

	11,420	15,757

As of December 31, 2010 and 2011, tender and other utility deposit mainly consisted of deposit which was made as part of the bidding process on projects.

Reimbursable follow-on offering costs represent costs incurred for the follow-on offering completed in December 2010 which was reimbursed by selling shareholders in 2011.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2010	2011

Building	2,443	2,561
Leasehold improvements	615	493
Furniture and office equipment	4,792	5,879
Motor vehicles	1,157	1,170

	9,007	10,103
Less: Accumulated depreciation	(4,327)	(5,430)

Property and equipment, net	4,680	4,673

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were US$634, US$962, and US$1,087 respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2010	2011

Intangible assets not subject to amortization:
Trade names	15,849	18,655
Intangible assets subject to amortization:
Customer relationships	19,239	20,739
Contract backlogs	1,813	2,555
SAP certificate	18	19
System software	925	820
Completed technology	4,566	4,871
Non-compete agreement	-	970

	42,410	48,629

Less: Accumulated amortization
Customer relationships	(12,410)	(16,164)
Contract backlogs	(1,450)	(2,365)
SAP certificate	(18)	(19)
System software	(346)	(273)
Completed technology	(1,555)	(2,547)
Non-compete agreement	-	(459)

	(15,779)	(21,827)
Accumulated impairment loss of intangible assets	-	(8,552)

Intangible assets, net	26,631	18,250

Amortization expenses were US$3,860, US$6,309 and US$5,285 for years ended December 31, 2009, 2010 and 2011, respectively.  The Group expects to record amortization expenses of approximately US$2,256, US$1,406, US$409, US$282, US$152 and US$97 for each year of 2012, 2013, 2014, 2015, 2016 and thereafter, respectively.

Due to departures of the Company's previous chief executive officer of Agree and some of his team members, the Company performed an assessment of the carrying value of intangible assets as of September 30, 2011. Based on that assessment, the Company recorded an impairment loss of $8,552 associated with the acquired trade names, customer relationship and completed technology of Agree, Tansun, Harmonation, Vlife and Huawei due to management's estimation that the expected future cash flows associated with these assets were insufficient to recover their carrying values.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
9.	GOODWILL

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2010 and 2011 were as follows:

	2010			2011
	Enterprise	Financial		Enterprise	Financial
	Application	Industry	Total	Application	Industry	Total
	Services	IT Services		Services	IT Services

Gross amount:
Beginning balance	14,602	25,281	39,883	15,061	26,168	41,229
Goodwill arising from acquisitions	-	-	-	6,513	-	6,513
Exchange differences	459	887	1,346	1,000	942	1,942
Ending balance	15,061	26,168	41,229	22,574	27,110	49,684
Accumulated goodwill impairment loss:
Beginning balance	-	-	-	-	-	-
Addition Impairment	-	-	-	-	(21,457)	(21,457)
Exchange differences	-	-	-	-	(229)	(229)
Ending balance	-	-	-	-	(21,686)	(21,686)
Goodwill, net	15,061	26,168	41,229	22,574	5,424	27,998

The Group tested its goodwill for impairment at the following reporting units' level.

Enterprise application services - This reporting unit provides similar IT services to its customers located in China.  It includes all subsidiaries of the Group except for Bayshore, Yinfeng, Hwawei, VLife, Harmonation, Agree and Tansun.  The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

Financial industry IT services - This reporting unit provides similar system development and maintenance services to its customers within the financial industry located in China.  It includes Bayshore, Yinfeng, Agree, Tansun, Harmonation, Taiwan Camelot, Hwawei, Vlife.  The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

The Company had three reporting units:  China enterprise application services, China financial industry IT services ("China FIS"), and Taiwan financial industry IT services ("Taiwan FIS") as of December 31, 2009.  During 2010, upon the signing of the Economic Cooperation Framework Agreement between Mainland China and Taiwan, the Company's China FIS entities and Taiwan FIS entities started exploring opportunities in both areas. In anticipation of the synergy of between China FIS and Taiwan FIS, the Company has combined both businesses for future development of the financial industry IT services. The resources and technologies held by China FIS and Taiwan FIS are utilized to serve customers in both mainland China and Taiwan. Consequently, China FIS and Taiwan FIS are managed as one business and the combined financial information of the financial industry IT services is reviewed by the management for performance evaluation and decision making.  As a result, the Group had two reporting units as of December 31, 2010 and 2011: enterprise application services and financial industry IT services. The goodwill of US$1,837 acquired with the acquisitions of Hwawei, Vlife, and Harmonation, which was allocated to the reporting unit of Taiwan FIS as of December 31, 2009, was included in the reporting unit of financial industry IT services to retrospectively reflect the change in reporting units.

Due to the significant decline in its stock price and departures of the Company's previous chief executive officer of Agree and some of his team members, the Company performed impairment tests on the two reporting units as of September 30, 2011. The tests resulted in an impairment loss of $21,457 for Financial industry IT services. And no impairment loss needs to be recognized for Enterprise application services.

As of December 31, 2011, the Company performed its annual goodwill impairment tests and concluded that there was no goodwill impairment as of December 31, 2011.

In the goodwill impairment test, the Company used the income approach, which was believed to be more reliable than the market approach in determining the fair value of the Company’s reporting unit. Accordingly, it adopted a discounted cash flow (“DCF”) method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, and discount rates, and requires the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

When applying the DCF method for the reporting unit, the Company incorporated the use of projected financial information and a discount rate developed using market participant based assumptions. The cash flow projections were based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. With the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require to invest their capital in the reporting unit, the discount rate selected was 20.0% and 21.0% and terminal value growth rate was 3% and 3% for Enterprise application services and Financial industry IT services, respectively.

BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS
10.	BORROWINGS

The borrowings were repayable as follows:

	As of December 31,
	2010	2011

Borrowing within one year	11,566	8,847
Borrowing over one year	403	378
Total borrowings	11,969	9,225

Borrowing within one year:

Huaqiao, Tansun Xiamen and Harmonation obtained short-term loans from banks to meet their temporary working capital needs. As of December 31, 2011, the outstanding short-term loans of Huaqiao, Tansun Xiamen and Harmonation are US$7,420, US$44, US$1,383. The short-term loans bore interest rates ranging from 3.392% to 7.22% per annum payable in arrears.

At the end of 2010, Bayshore obtained a short-term loan of US$1,439 from Shenzhen Yushang Microfinance Co., Ltd. to meet an immediate need of cash, which bore a fixed interest rate of 1.80% per month. The loan and the related interest were fully repaid in January 2011.

Borrowing over one year:

Xiamen Rella obtains a ten-year loan of US$ 407 from Agricultural Bank of China in 2009.  The bank loans bore fixed interest rate 6.53% per annum payable in arrears.  The loan was secured by a property owned by Xiamen Rella. The pledged property as of December 31, 2011 had a net book value of US$980.

Interest expense and the weighted average effective interest rate for 2009, 2010 and 2011 were US$96 and 4.86%, US$475 and 6.09%, and US$935 and 5.72% respectively.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
11.	ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011

Accrued employee payroll and welfare	8,395	11,542
Business taxes payable	4,363	4,639
Other taxes payable	1,713	1,230
Reimbursable employee travelling expenses	1,480	1,255
Professional service fees	1,956	2,207
Other liabilities	1,181	2,399
	19,088	23,272

Other taxes payable includes unpaid VAT and withholding individual income tax.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

12.	INCOME TAXES

The current and deferred components of income tax expense (benefit) were as follows:

	Years ended December 31,
	2009	2010	2011
Current
PRC	1,780	5,224	2,269
Others	1,199	200	-
Total current income taxes	2,979	5,424	2,269
Deferred
PRC	(558)	(1,276)	(3,031)
Others	(180)	(48)	(1,029)
Total deferred income taxes	(738)	(1,324)	(4,060)
Total income taxes	2,241	4,100	(1,791)

British Virgin Islands

The Company and its subsidiaries that were incorporated in the BVI are not subject to taxation in their country of incorporation.  The Group has certain business activities conducted in the PRC which is only subject to PRC income taxes.  Subsidiaries incorporated in the BVI include Triumph and Konwell.

Hong Kong

King’s was established in Hong Kong and is subject to Hong Kong profit tax at 16.5%.

Japan

Entoh was established in Japan and is subject to Japanese income taxes at 43%.

Taiwan

Taiwan Camelot, Hwawei, VLife and Harmonation were subject to Taiwan income taxes at 25%, 17% and 17% for 2009, 2010 and 2011.

PRC

The Group’s PRC entities are subject to an enterprise income tax rate at 25% tax rate pursuant to the PRC Enterprise Income Tax (EIT), other than the preferential tax treatment enjoyed by certain entities described below.

Subsidiaries	0%	10%	12.5%	15%	20%	22%	24%

Camelot Beijing	-	-	-	2009 - 2013	-	-	-
Red River Valley	-	-	-	2009 - 2013	-	-	-
Yinfeng	-	-	-	2009 - 2013	-	-	-
Agree Zhuhai	-	-	-	2009 - 2013	-	-	-
Tansun Beijing	-	-	-	2009 - 2011	-	-	-
Faceita	-	-	-	2009 - 2011	-	-	-
Bayshore	-	-	-	2009 - 2011	-	-	-
Dimension	-	-	-	2011-2013	-	-	-
Jiaxing Camelot	2009	-	2010-2012	-	-	-	-
Shanghai Camelot	-	2009	-	-	-	2010	2011
Asialink	-	-	-	-	2009	2010	2011
Dalian Yuandong	-	2009	2010-2011	-	-	-	-
Agree Shanghai	2010-2011	-	2012-2014	-	-	-	-
Huaqiao	2010-2011	-	2012-2014	-	-	-	-
Kunshan	2011-2012	-	2013-2015	-	-	-	-
Beijing Heng En		2011

An enterprise which qualifies as a high and new technology enterprise ("HNTE") is entitled to a tax rate of 15%. In 2008 Camelot Beijing, Red River Valley, Yinfeng, and Agree Zhuhai obtained the new HNTE status, which was renewed by these companies in 2011.  Therefore, they were entitled to the preferential income tax rate of 15% till 2013.  Bayshore, Faceita and Tansun Beijing obtained the HNTE status in 2009. Dimension obtained the HNTE status in 2011. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

Jiaxing Camelot qualified as a "manufacturing foreign-invested enterprise" and therefore was entitled to a two-year EIT exemption from the earlier of its first tax-profitable year 2008 and followed by a 50% reduction in tax rate for the succeeding three years.  Accordingly, Jiaxing Camelot was entitled to EIT exemption for 2008 and 2009 and a preferential tax rate of 12.5% for 2010 to 2012.

Shanghai Camelot and Asialink were entitled to preferential tax rates based on their qualifications as "Software Enterprise of Pu Dong District of Shanghai" and subjected to a 24% tax rate in 2011 and Dalian Yuandong was subjected to a 12.5% tax rate in 2011.

Agree Shanghai and Huaqiao qualified as "Software Enterprise" in 2010 and were entitled to a two-year EIT exemption for 2010 and 2011, followed by a 50% reduction in tax rate for the succeeding three years.

Kunshan qualified as "Software Enterprise" in 2011 and was entitled to a two-year EIT exemption for 2011 and 2012, followed by a 50% reduction in tax rate for the succeeding three years.  Beijing Heng En was subject to 10% tax rate in 2011 verified by local tax authority.

The principal components of deferred income taxes were as follows:

	December 31,
	2010	2011

Current deferred tax assets:
Provision for doubtful accounts	81	560
Accrued payroll	1,007	1,370
Current deferred tax assets, net	1,088	1930
Non-current deferred tax assets:
Net operating losses	511	2,758
Research and development cost deferred for tax purposes	421	509
Less: Valuation allowance	(861)	(2,070)
Deferred tax assets, net	1,159	3,127
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	4,303	2,871
Non-current deferred tax liability, net	4,303	2,871

The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. The net operating loss carry forwards for the PRC subsidiaries was US$7,246 as of December 31, 2011 and will expire on various dates through 2016.

Valuation allowances have been established because the Group believes that it is more likely than not that its deferred tax assets will not be realized as it is not expected to generate sufficient taxable income in future. As of December 31, 2010 and 2011, valuation allowance was US$861 and US$2,070, respectively.

Reconciliation between the statutory PRC enterprise income tax rate of 25% and the effective tax rate is as follows:

	Years ended December 31,
	2009	2010	2011

Statutory income tax under PRC	3,878	5,789	(10,704)
Effect of income not taxable for tax purposes	(15)	(160)	(43)
Effect of expenses not deductible for tax purposes	382	1,618	1,399
Different tax jurisdictions	489	569	11,693
Effect of income tax holiday and relief	(3,043)	(3,713)	(5,842)
Effect of deemed income for tax purpose	92	228	497
Changes in valuation allowance	458	(231)	1,209
Effective tax amount	2,241	4,100	(1,791)

If the tax holidays granted to Camelot Beijing, Red River Valley, Yinfeng, Jiaxing Camelot, Shanghai Camelot, Asialink, Beijing Heng En, Bayshore, Faceita, Dalian Yuandong, Agree Zhuhai, Agree Shanghai, Kunshan, Dimension, Huaqiao and Tansun Beijing were not available, provisions for income taxes and net income per share would be as follows:

	Years ended December 31,
	2009	2010	2011

Provisions for income taxes	5,289	7,813	4,051

Net income per ordinary share - basic	0.08	0.10	(0.25)
Net income per ordinary share - diluted	0.08	0.09	(0.25)

The Group did not identify significant unrecognized tax benefits for years ended December 31, 2009, 2010 and 2011.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses and does not anticipate any significant charge in the unrecognized tax benefits within 12 months from December 31, 2011.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the ‘‘SAT’’) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the ‘‘de facto management body’’ of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding US$15 (RMB100,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2007 to 2011 of the Group’s PRC subsidiaries remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company of approximately US$70,742 at December 31, 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
13.	NET INCOME PER SHARE

	Years ended December 31,
	2009	2010	2011

Net income (loss) attributable to Camelot Information Systems Inc.	12,966	18,597	(40,824)
Numerator used in basic and diluted net income per share:
Net income attributable to Camelot Information Systems Inc. allocated to Series A convertible preferred share (i)	4,390	2,920	-
Net income attributable to Camelot Information Systems Inc. allocated to Series B convertible preferred share (i)	401	266	-
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-basic (i)	8,175	15,411	(40,824)
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-diluted	12,966	18,597	(40,824)
Shares (denominator) (ii):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (iii)	82,035,859	128,663,415	179,954,056
Employee share options (treasury effect)	2,906,963	9,989,086	-
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted(iv)	133,017,168	165,258,030	179,954,056
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-basic	0.10	0.12	(0.23)
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-diluted	0.10	0.11	(0.23)

(i)
The net income attributable to holders of ordinary shares was allocated between ordinary shares and preferred shares on pro rata basis based on the dividend participation right.  Since each Series A convertible preferred shares and Series B convertible preferred shares has the same participating right as each ordinary share, the allocation was based on the number of ordinary shares, Series A convertible preferred shares and Series B convertible preferred shares issued.

(ii)	The net income per share information for all periods presented has reflected the 4-for-1 stock split effected in May 2010 (See Note 16 "Ordinary shares").

(iii)
The calculation of the weighted average number of ordinary shares for the purpose of basic net income per share for 2009 included the effect of the 1,800,000 ordinary shares issuable in connection with the extinguishment of liability with Red River Valley, the 3,932,000 ordinary shares issuable in connection with the business acquisition of Tansun, and the 2,200,000 ordinary shares issuable in connection with the settlement of the performance-based contingent consideration for business acquisition of Yinfeng. These ordinary shares were all issued in May 2010 (see Note 16).

(iv)
As of December 31, 2009, 2010 and 2011, the Group has 12,354,400, 2,690,000 and 16,059,328 employee share options outstanding that can potentially dilute net income per share in the future but were excluded in computation of diluted net income per share in 2009, 2010 and 2011 as their effect would be anti-dilutive.

CONSIDERATION PAYABLE IN CONNECTION WITH BUSINESS ACQUISITIONS AND DEBT EXTINGUISHEMENT	12 Months Ended
Dec. 31, 2011
CONSIDERATION PAYABLE IN CONNECTION WITH BUSINESS ACQUISITIONS AND DEBT EXTINGUISHEMENT
14.	CONSIDERATION PAYABLE IN CONNECTION WITH BUSINESS ACQUISITIONS AND DEBT EXTINGUISHEMENT

	Opening @2009/12/31	Move from contingent consideration payable	Payment	Ex. Diff.	Bal. @2010/12/31	Addition from Acquisition	Move from contingent consideration payable	Payment	Ex. Diff.	Bal @2011/12/31
Yinfeng	4,249		(4,252)	3	-					-
Red River Valley	1,200				1,200			(1,200)		-
Agree		11,364			11,364			(11,415)	51	-
Tansun	8,790	3,030	(8,844)	54	3,030		3,162	(4,245)	40	1,987
Dimension						4,000	3,147	(4,034)	32	3,145
Total	14,239	14,394	(13,096)	57	15,594	4,000	6,309	(20,894)	123	5,132

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
15.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial assets and liabilities measured at fair value on a recurring basis consist of the contingent considerations in connection with business acquisitions, as presented in the following table.

	Liabilities at carrying values	Total fair value	Active market for identical liabilities (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

As of December 31, 2011
Liabilities - Contingent acquisition consideration payable	$2,822	$2,822	$-	$-	$2,822

The following table summarized the movement of the balances of the Group’s financial liabilities measured at fair value with level 3 inputs on a recurring basis:

	Balance at December 31, 2009	Change in fair value	Move to consideration payable	Balance at December 31, 2010	Addition due to acquisition	Change in fair value	Move to consideration payable	Balance at December 31 2011

Contingent consideration:
Agree	8,852	2,512	(11,364)	-	-	-	-	-
Tansun	3,969	1,368	(3,030)	2,307	-	855	(3,162)	-
Dimension	-	-	-	-	5,155	814	(3,147)	2,822
Total	12,821	3,880	(14,394)	2,307	5,155	1,669	(6,309)	2,822

As of December 31, 2011, the contingent consideration amounts determined based on the earnings for 2011 have been presented as consideration payable in connection with business acquisitions in the consolidated balance sheet as of December 31, 2011.

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the "cost," "income approach-excess earnings" and "with & without" valuation methods.  These purchased assets and liabilities are considered Level 3 assets and liabilities because the Company used unobservable inputs, reflecting the Company's assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the intangible assets at fair value on a nonrecurring basis when the carrying amount of an asset may no longer be recoverable as results of the impairment assessment (Note 8). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments(Note 9). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
16.	ORDINARY SHARES

In September 2009, the Company issued 250,000 ordinary shares with fair value of US$4.88 per share and 1,216,545 ordinary shares with fair value of US$ 5.00 per share as part of the consideration for the acquisitions of Yinfeng and Agree, respectively.

The May 2010 shareholders meeting approved a 4-for-1 stock split for all ordinary shares, Series A and Series B convertible preferred shares. While the stock split increased the number of shares for each stockholder, the percentage of their ownership in the Company was not affected. The Series A Shares and Series B Shares remain convertible into ordinary shares at a 1:1 ratio. This share split has been retrospectively reflected for all periods presented. After the stock split, the Company issued a total of 7,932,000 ordinary shares which consisted of 1,800,000 ordinary shares in connection with the debt extinguishment with Red River Valley, 3,932,000 ordinary shares with fair value of US$ 1.47 per share in connection with the acquisition of Tansun, and 2,200,000 ordinary shares with fair value of US$ 1.47 per share as a settlement contingent consideration of US$3,200 in connection with the acquisition of Yinfeng. These shares were reflected as shares to be issued in equity on the consolidated balance sheet as of December 31, 2009.

On July 21, 2010, the Company completed the initial public offering (“IPO”) on the New York Stock Exchange and issued 9,166,667 American Depositary Shares ("ADS") representing 36,666,668 ordinary shares. At the same time, 44,055,018 of Series A Convertible Preferred Shares and 4,019,328 of Series B Convertible Preferred Shares were automatically converted into 48,074,346 ordinary shares.

On December 10, 2010, the Company completed a follow-on public offering and issued 1,074,030 ADSs, representing 4,296,120 ordinary shares as part of the offering.

On August 2011, the Company issued 1,152,352 ordinary shares as part of the consideration for the acquisition of Dimension.

As of December 31, 2011, the Company had 451,925,654 ordinary shares authorized, and 182,762,475 and 177,621,367 ordinary shares issued and outstanding, respectively.

On May 26, 2011, the Company’s board of directors approved a share repurchase program effective May 26, 2011. Under the approved program, the Company is authorized to repurchase up to US$20 million worth of its issued and outstanding ADSs f from time to time, depending on market conditions and other factors. During the years ended December 31, 2011, the Company repurchased 8,473,600 ordinary shares for total considerations of US$14,415. The repurchased shares were recorded as a reduction of additional paid in capital.

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLAN
17.	EMPLOYEE BENEFIT PLAN

Full time employees of the Group located in the PRC (mainland) and Taiwan participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Group accrues for these benefits based on certain percentages of the employees' salaries.

The total provision for such employee benefits were US$4,122, US$6,462 and US$10,643 for the years ended December 31, 2009, 2010 and 2011, respectively.

STATUTORY RESERVE	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVE

18.	STATUTORY RESERVE

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company's subsidiaries located in the PRC (mainland), being foreign invested enterprises established in the PRC (mainland), are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts.  The Company's subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.  In accordance with the Company Act of Taiwan, the Company's subsidiaries located in Taiwan are required to provide for statutory reserve which is 10% of their after-tax profit until such reserve has reached their registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Company's subsidiaries.  The appropriations to these reserves by the Group's PRC (mainland) and Taiwan subsidiaries were US$1,439, US$3,838 and US$2,286 for the years ended December 31, 2009, 2010 and 2011, respectively.  As of December 31, 2011, the aggregate amounts of capital and reserves restricted which represented the amount of net assets of the relevant subsidiaries in the Group not available for distribution was US$59,789.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
19.	SHARE-BASED COMPENSATION

2006 Equity Incentive Plan

On June 26, 2006, the Group adopted the 2006 Equity Incentive Plan, which was amended and restated in May 2010 (collectively, the "2006 Plan").  The 2006 Plan allows the Group to grant options to its employees and directors to purchase up to 10,872,000 ordinary shares subject to vesting requirement.  In March 2008, November 2008, and May 2010, the Company increased the total number of ordinary shares available for issuance under the 2006 Plan by 3,200,000, 5,426,012, and 4,000,000 shares, respectively, resulting in a total of 23,498,012 options available for grant under the 2006 Plan.  The share option information for all periods presented has reflected the 4-for-1 stock split in May 2010 pursuant to the anti-dilution provisions under the 2006 Plan.

On July 1, 2009, the Company granted 3,162,200 options with an exercise price of US$1.50 per share, of which 20% vest on the first anniversary of the grant date, 5% vest each quarter over the second year, and 7.5% vest each quarter over the next two years thereafter.  The contractual life is 8 years from the date of grant.

On November 2, 2009, the Company granted 1,800,000 options with an exercise price of US$1.29 per share, of which 33.33% vest on the first anniversary of the grant date, and 8.33% vest each quarter over the next two years thereafter.  The contractual life is 8 years from the date of grant.

On November 2, 2009, the Company granted 80,000 employee options with an exercise price of US$1.29 per share, of which 20% vest on the first anniversary of the grant date, 5% vest each quarter over the second year, and 7.5% vest each quarter over the next two years thereafter.  The contractual life is 8 years from the date of grant.

On February 28, 2010, the Company granted 140,000 employee options with an exercise price of US$1.47 per share, of which 25% vest on the first anniversary of the grant date, 6.25% vest each quarter over the next three years thereafter. The contractual life is 8 years from the date of grant.

2006 Equity Incentive Plan - continued

On May 18, 2010, the Company granted 600,000 employee options with an exercise price of US$1.29 per share, of which 50% vested on July 6, 2010 upon pricing on the date of the prospectus of an initial public offering and the remaining 50% vested on November 2, 2010. The contractual life is 8 years from the date of grant.

On August 16, 2010, the Company granted 2,400,000 options with an exercise price of US$2.66 per share for 2,360,000 options and US$1.47 per share for 4,000 options respectively. 2,300,000 options vested on the filing date of the Company's 2010 annual report on Form 20-F as the net revenues for the year ended December 31, 2010 met US$176.4M. The contractual life is 1 years from the date of grant. In addition, 60,000 options vest over four years where 25% vest on the first anniversary of the grant date, and 6.25% vest each quarter over the next three years thereafter. The contractual life is 8 years from the date of grant. The remaining 40,000 options vest over four years, where 20% vest on the first anniversary of the grant date, 5% vest each quarter over the second year, and 7.5% vest each quarter over the next two years thereafter. The contractual life is 8 years from the date of grant.

On December 17, 2010, the Company granted 150,000 employee options with an exercise price of US$2.50 per share, of which 33.33% vest on the first anniversary of the grant date, and 8.33% vest each quarter over the next two years thereafter.  The contractual life is 8 years from the date of grant.

On April 7, 2011, the Company granted to employees 240,000 options, which vested immediately on the grant date. The contract life of the nonvested shares is 8 years from the date of grant.

On April 15, 2011, the Company granted options on 320,000 shares with an exercise price of US$1.25 per share to employees. 50% of the options vest on the first and second anniversary of the grant date respectively. The contract life is 8 years from the date of grant.

On April 15, 2011, the Company granted options on 1,052,000 shares with an exercise price of US$3.75 per share to employees. The vesting of the options will be on the filing date of the company's 2011 annual report on Form 20-F, and contingent upon the achievement of certain profit targets for the year ended December 31, 2011 which is considered probable.  The exercise price will be adjusted if the actual profits for 2011 exceed the profit targets. The contract life is 8 years from the date of grant.

On September 1, 2011 (the “repricing date”), the Company's board of directors and compensation committee approved to amend the terms of certain stock options granted to employees to reduce the exercise price of all outstanding share options to US$0.0025 or US$0.245 per share based on the closing price of the Company's ADSs on NYSE on September 1, 2011. The amendments did not change the vesting provisions or the number of shares subject to any of the option awards. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of US$15,092, of which US$13,221was recognized in the year ended December 31, 2011, and the remaining is recognized ratably over the remaining vesting period of the award.

On October 1, 2011, the Company granted 800,000 options with an exercise price of US$0.75 per share. The options vested immediately on the grant date. The contractual life is 4 years from the date of grant.

A summary of option activity under the Plan as of December 31, 2011, and changes during the year then ended is presented below:

		Weighted		Weighted-average	Aggregate
		average		remaining	intrinsic
Options	Shares	exercise price		contractual term	value

Outstanding at January1, 2011	19,401,820	$	US1.27
Granted	23,185,820	$	US0.34
Exercised	(5,168,492)	$	US0.26
Forfeited	(586,000)	$	US0.02
Cancelled	(20,773,820)	$	US1.40
Outstanding at December 31, 2011	16,059,328	$	US0.20	3.4 years	8,334
Exercisable at December 31, 2011	12,478,792	$	US0.15	2.8 years	7,034

The weighted average grant date fair values of the options granted during the years ended December 31, 2009, 2010 and 2011 were US$0.54, US$0.88 and US$1.25, respectively.  9,989,568, 12,241,415 and 17,647,285 share options were vested during the years ended December 31, 2009, 2010 and 2011, respectively.  Nil, Nil and 5,168,492 share options were exercised in 2009, 2010 and 2011, respectively.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable period.

	Years ended December 31,
	2009	2010	2011

Weighted average risk-free interest rate	4.04%	1.49%	1.35%
Weighted average expected term	5.8 years	1.4 years	2.2 years
Weighted average volatility	42.7%	41.1%	45.5%
Weighted average dividend yield	-	-	-
Weighted fair value of underlying ordinary shares	1.26	2.90	1.01

(a)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(b)	Expected term

As the Company did not have historical share option exercise experience, it estimated the expected term base on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(c)	Volatility

Volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period similar to the expected term of the options.

(d)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the employee share options.

(e)	Fair value of underlying ordinary shares

Prior to the completion of IPO in July 2010, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the valuation result of a third-party appraisal by American Appraisal China Limited and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events.  After the completion of IPO, the closing market price of ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The Group recorded share-based compensation of US$1,243, US$2,924 and US$19,366 during the years ended December 31, 2009, 2010 and 2011, respectively, based on the fair value on the grant dates over the requisite service period of award according to the graded vesting schedule.

As of December 31, 2011, total unrecognized compensation expense relating to unvested share options was US$4,157.  The amount is expected to be recognized over a weighted average period of 1.16 years according to the graded vesting schedule.

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST
20.	NONCONTROLLING INTEREST

	Harmonation	Yantai	Total

Balance as of December 31, 2009	484	(27)	457
Foreign currency translation adjustment	21	(1)	20
Net income	86	-	86
Balance as of December 31, 2010	591	(28)	563
Dissolution of Yantai (note i)	-	32	32
Foreign currency translation adjustment	(15)	(4)	(19)
Net income	(233)	-	(233)
Balance as of December 31, 2011	343	-	343

i.	In 2011, to streamline the Corporate Structure, the Company dissolved Yantai Q.B. Eleven Outsourcing Service Company (“Yantai”) since the subsidiary did not have business operations.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. Rental expenses under operating leases were US$2,398, US$2,842 and US$2,541 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2011 are as follows:

2012	1,819
2013	1,014
2014	896
2015	896
2016 and thereafter	3,247
Total	7,872

Legal contingencies

The Company initially acquired its Hong Kong operation (“Previous HK Operations”) in 2006 through the Company and Triumph. Under applicable Hong Kong law, the Company and Triumph were deemed to have established a place of business and carrying on business in Hong Kong, and therefore, both were required to obtain business registration certificates from the Business Registration Office of the Hong Kong government and to be registered with the Companies Registry of the Hong Kong government within one month of their acquisition of its Previous HK Operations. The Company did not obtain such certificates or undertake such registration and accordingly, the Company's Previous HK Operations were not fully compliant with registration requirements in Hong Kong. As a result of such non-compliance, the Company could be subject to a fine for each day of non-compliance and a maximum one-time fine. As of December 31, 2011, no losses with respect to this contingency were accrued. There has been no prosecution initiated by the relevant authorities. If such action were to be taken, the penalty that the Company would incur could be in the range from zero to a maximum of US$264 up to November 5, 2010. The Company is unable to reasonably estimate the actual amount that it may have to pay if the authorities were to become aware of the non-compliance and were to commence proceedings.

In addition, as an employer, The Company’s Previous HK Operations were required to comply with legal obligations with regard to mandatory provident funds and compensation insurance for its employees under the Mandatory Provident Fund Schemes Ordinance (Cap. 485), or MPFSO, and under the Employees’ Compensation Ordinance (Cap. 282), or ECO, of the Hong Kong laws, respectively. The Company's Previous HK Operations were not compliant with certain provisions of the MPFSO for a duration of approximately 10 months between 2006 and 2007 by failing to ensure, in relation to one employee at the time that such employee becomes a member of a registered mandatory provident fund scheme and to make and deduct the respective employer and employee mandatory provident fund contributions in a total amount of HK$20,000 to the employee’s account of such scheme. The Company's Previous Hong Kong Operations were also not compliant with certain provisions of the ECO by failing to take out worker’s compensation insurance in relation to the said one employee.

As a result of the foregoing, the Company may be subject to fines, penalties and/or prosecutions under local laws and regulations. In recent enforcement cases under the MPFSO, defaulting employer(s) have been ordered to repay all unpaid contributions, and a surcharge or a penalty of the higher of HK$5,000 or 5% of the total unpaid amount. The Company's Previous HK Operations have made up these default contributions into the relevant employee's mandatory provident fund scheme account and have been in compliance with its legal obligations under the MPFSO since October 2007. Furthermore, with respect to the failure to take out compensation insurance, any fines, penalties and/or prosecutions may include but not be limited to facing a maximum fine of HK$100,000 (US$13). Up to November 5, 2010, none of the Company's Previous HK Operations' employees have been injured whilst at work and the Company's Previous HK Operations have been in full compliance with the ECO since March 2010. There has been no prosecution initiated by the relevant authorities or employees and the Company believes that if such action were to be taken, the actual penalty that the Company could incur would be insignificant. As of December 31, 2010 and December 31, 2011, no losses with respect to this contingency were accrued.

Securities Class Action:

Several securities class action lawsuits have been filed in the United States District Court for the Southern District of New York on behalf of purchasers of Company's ADS between July 21, 2010 and August 17, 2011 (the "Class Period"), including those who acquired our ADSs pursuant or traceable to the Company's secondary public offering on December 10, 2010 ("Offerings"). The complaint charges the company, certain of officers and directors, and the underwriters involved in our Offerings with violations of the Securities Act of 1933 and the Securities Exchange Act of 1934. The complaint alleges that during the Class Period, the Company issued materially false and misleading statement regarding its business practices and financial results. The deadline of making motions for lead plaintiff was March 5, 2012 and as of the date of this report, no lead plaintiff has been appointed.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT

22.	SUBSEQUENT EVENT

On January 31, 2012, the Company granted 752,000 employee options with an exercise price of US$0.25 per share, of which 20% will vest on the first anniversary of the grant date, and 5% will vest each quarter in the second year, and 7.5% will vest each quarter over the next two years thereafter. The contractual life is 8 years from the date of grant. The fair value of the employee options as of grant date was estimated to be US$0.48 per share based on the market closing price of the Company's ADSs on the grant date. The total estimated compensation cost of US$350, after the adjustment of estimated forfeitures, will be recognized over the vesting period based on the graded vesting schedule.

Additional Information-Financial Statement Schedule I Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Additional Information-Financial Statement Schedule I Financial Information of Parent Company
Additional Information-Financial Statement Schedule I
Financial Information of Parent Company
Balance Sheets
(in U.S. dollars in thousands, except share data)

	Years ended December 31,
	2010	2011
Assets

Current assets:
Cash and cash equivalents	100,703	4,849
Term deposits	-	40,854
Accounts receivable	126	152
Amounts due from related parties	5,875	20,747
Prepaid expenses and other current assets	1,183	669
Total current assets	107,887	67,271
Investment in subsidiaries	181,488	190,190
Other Non-current assets	352	352
Total assets	289,727	257,813
Liabilities and shareholders'' equity

Current liabilities:
Amounts due to related parties	14,700	12,995
Accrued expenses and other payables	3,322	4,158
Consideration payable in connection with business acquisitions	15,594	5,132
Total current liabilities	33,616	22,285
Contingent consideration payable-non-current	2,307	2,822
Other Non-current liabilities	1,090	961
Total liabilities	37,013	26,068
Shareholders' equity:
Ordinary shares (No par value; 451,925,654 shares authorized as of December 31, 2010 and 2011; 179,610,128 shares issued and outstanding as of December 31, 2010; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011, respectively))	-	-
Additional paid-in capital	177,467	189,094
Retained earnings	61,791	20,967
Accumulated other comprehensive income	13,456	21,684
Total shareholders'' equity	252,714	231,745
Total liabilities and shareholders'' equity	289,727	257,813

Financial Information of Parent Company
Statements of Operations
(in U.S. dollars in thousands, except share and per share data)

	Years Ended December 31,
	2009	2010	2011

Net revenues	152	130	178
Cost of revenues (including share-based compensation of US$147, US$136 and US$1,463 in 2009, 2010 and 2011, respectively)	(147)	(300)	(1,622)
Gross profit (loss)	5	(170)	(1,444)
Selling and marketing expenses (including share-based compensation of US$158, US$354 and US$7,427 in 2009, 2010 and 2011, respectively)	(158)	(354)	(7,427)
General and administrative expenses (including share-based compensation of US$938, US$2,434 and US$10,476 in 2009, 2010 and 2011, respectively)	(1,484)	(2,504)	(16,706)
Change in fair value of contingent consideration for business acquisitions	(549)	(3,880)	(1,669)
Loss on impairment of goodwill and intangible assets	-	-	(30,009)
Total operating expenses	(2,191)	(6,738)	(55,811)
Loss from operations	(2,186)	(6,908)	(57,255)
Other income (expenses), net	(185)	381	1,624
Loss on disposal of a subsidiary	-	-	(23)
Equity in earnings of subsidiaries	15,337	25,124	14,830
Income before provisions for income taxes	12,966	18,597	(40,824)
Provisions for income taxes	-	-	-
Net income (loss)	12,966	18,597	(40,824)

Financial Information of Parent Company
Parent Company Statements of Shareholders Equity and Comprehensive Income
(in U.S. dollars in thousands, except share data)

	Series A preferred shares		Series B preferred shares		Ordinary shares		Shares to	Additional paid-in	Retained	Accumulated other comprehensive	Shareholders''	Total Comprehensive
	Shares	Amount	Shares	Amount	Shares outstanding	Amount	be issued	capital	earnings	income	equity	income

Balance as of January 1, 2009	44,055,018	28,725	4,019,328	5,000	76,774,814	-	3,270	11,643	30,228	7,191	86,057
Issuance of ordinary shares in connection with business acquisition of Yinfeng	-	-	-	-	1,000,000	-	(1,218)	1,218	-	-	-
Issuance of ordinary shares in connection with business acquisition of Agree	-	-	-	-	4,866,180	-	-	6,095	-	-	6,095
Ordinary shares to be issued in connection with settlement of contingent consideration for acquisition of Yinfeng	-	-	-	-	-	-	3,223	-	-	-	3,223
Ordinary shares to be issued in connection with business acquisition of Tansun	-	-	-	-	-	-	5,760	-	-	-	5,760
Share based compensation	-	-	-	-	-	-	-	1,243	-	-	1,243
Foreign currency translation adjustment	-	-	-	-	-	-	-	-	-	156	156	156
Net income	-	-	-	-	-	-	-	-	12,966	-	12,966	12,966
Balance as of December 31, 2009	44,055,018	28,725	4,019,328	5,000	82,640,994	-	11,035	20,199	43,194	7,347	115,500	13,122
Issuance of ordinary shares	-	-	-	-	7,932,000	-	(11,035)	11,035	-	-	-
Conversion of preferred shares upon the initial public offering ("IPO")	(44,055,018)	(28,725)	(4,019,328)	(5,000)	48,074,346	-	-	33,725	-	-	-
Issuance of common shares upon IPO	-	-	-	-	36,666,668	-	-	89,635	-	-	89,635
Issuance of common shares upon the follow-on public offering	-	-	-	-	4,296,120	-	-	19,949	-	-	19,949
Share based compensation	-	-	-	-	-	-	-	2,924			2,924
Foreign currency translation adjustment										6,109	6,109	6,109
Net income	-	-	-	-	-	-	-	-	18,597	-	18,597	18,597
Balance as of December 31, 2010	-	-	-	-	179,610,128	-	-	177,467	61,791	13,456	252,714	24,706
Issuance of ordinary shares in connection with business acquisition of Dimension	-	-	-	-	1,152,352	-	-	5,341	-	-	5,341
Repurchase of ordinary shares	-	-	-	-	(8,473,600)	-	-	(14,415)	-	-	(14,415)
Options exercised	-	-	-	-	5,332,492	-	-	1,335	-	-	1,335
Share based compensation	-	-	-	-	-	-	-	19,366			19,366
Foreign currency translation adjustment										8,228	8,228	8,228
Net loss	-	-	-	-	-	-	-	-	(40,824)	-	(40,824)	(40,824)
Balance as of December 31, 2011	-	-	-	-	177,621,372	-	-	189,094	20,967	21,684	231,745	(32,596)

Financial Information of Parent Company
Statements of Cash Flows
(in U.S. dollars in thousands)

	Years Ended December 31,
	2009	2010	2011
Cash flows from operating activities:
Net income	12,966	18,597	(40,824)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(15,337)	(25,124)	(14,830)
Loss on disposal of subsidiary	-	-	23
Share-based compensation	1,243	2,924	19,366
Change in fair value of contingent consideration for acquisitions of Tansun and Dimension	549	3,880	1,669
Loss on impairment of goodwill and intangible assets	-	-	30,009
Changes in operating assets and liabilities:
Accounts receivable	(15)	(6)	(27)
Amounts due from related parties	1,297	(1,757)	(14,872)
Prepaid expenses and other current assets	49	(769)	(825)
Other non-current assets	-	(352)	-
Accrued expenses and other payables	(69)	1,153	3,501
Other long term payable	-	1,090	(59)
Net cash (used in) provided by operating activities	683	(364)	(16,869)
Cash flows from investing activities:
Maturity (purchase) of term deposits, net	-	-	(40,854)
Purchases of businesses	(9,928)	(13,359)	(12,936)
Investment in subsidiaries Wuxi			(2,015)
Dividend received from subsidiaries	2,702	-	-
Net cash used in investing activities	(7,226)	(13,359)	(55,805)
Cash flows from financing activities:
Repurchase of ordinary shares	-	-	(14,415)
Amounts due to related parties	7,320	6,713	(1,039)
Payment of professional fee related to initial public offering	(264)	-	(1,242)
Proceeds from issuance of initial public offering, net of issuance cost	-	90,818	-
Proceeds from follow-on offering	-	19,948	-
Reimbursed issuance cost from follow-on offering	-	-	836
Payment of reimbursable issuance cost related to follow-on offering	-	(141)	(694)
Payment of deferred consideration for acquisitions of Dimension and Tansun		(4,252)	(7,961)
Proceeds from exercise of share options	-	-	1,335
Net cash provided by financing activities	7,056	113,086	(23,180)
Net increase (decrease) in cash and cash equivalents	513	99,363	(95,854)
Cash and cash equivalents, beginning of year	827	1,340	100,703
Cash and cash equivalents, end of year	1,340	100,703	4,849

NOTES TO ADDITIONAL INFORMATION
FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011
(In U.S. dollars in thousands)

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries.  The parent-only financial statements are presented as the restricted net assets of the consolidated subsidiaries exceed 25% of the consolidated net assets as of December 31, 2011.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation.  For purpose of the Company’s stand- alone financial statements, its investments in subsidiaries were reported using the equity method of accounting.  The Company’s share of income and losses from its subsidiaries were reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a British Virgin Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY BALANCE

The following represented related party balances as of December 31, 2010 and 2011:

	As of December 31,
	2010	2011
Amount due from related parties
Triumph	575	575
King’s	379	729
Taiwan Camelot	1,410	1,410
Shanghai Camelot	5	5
Beijing Camelot	3,079	13,746
Asialink	15	31
Bayshore	412	4,147
Yinfeng	-	104
Total	5,875	20,747
Amount due to related parties
Across Japan	(667)	-
Beijing Camelot	-	-
Huaqiao	(14,033)	(12,995)
Total	(14,700)	(12,995)